ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2021	2020
Accrued payroll and related costs	$15,934	$18,938
Accrued vacation	9,405	5,582
Labor union contribution	963	1,443
Deferred revenue	2,920	2,140
Payroll support programm funding	5,579	1,019
Other	3,357	3,765
Total accrued expenses and other current liabilities	$38,158	$32,887